Interests in associates, joint ventures and other investments - Summary of Aggregate Financial Performance and Net Asset Position of Associates and Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Income statement
Revenue	£ 15,265.4	£ 14,388.9	[1]	£ 12,235.2	[1]
Operating profit	1,908.2	2,063.1	[1]	1,632.0	[1]
Profit before taxation	2,109.3	1,890.5	[1]	1,492.6	[1]
Profit for the year	1,912.3	1,501.6	[1]	1,245.1	[1]
Balance sheet
Net assets	9,962.0	9,767.6
Associates and Joint Ventures [member]
Income statement
Revenue	3,800.8	2,254.5		2,049.5
Operating profit	440.4	308.3		283.7
Profit before taxation	381.9	237.2		236.5
Profit for the year	312.5	156.7		162.0
Balance sheet
Assets	3,192.9	4,223.1		3,912.4
Liabilities	(1,633.7)	(1,900.0)		(1,906.2)
Net assets	£ 1,559.2	£ 2,323.1		£ 2,006.2

[1]	Prior year figures have been re-presented as described in the accounting policies.